PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment	$ 7,034,299	$ 6,919,495	$ 6,896,396
Property, Plant and Equipment, Gross [member]
Property, plant and equipment	1,008,310	991,450
Accumulated depreciation and impairment [member]
Property, plant and equipment	(5,240,709)	(4,659,145)
Construction work in Progress [member]
Property, plant and equipment	597,351	321,031	251,519
Construction work in Progress [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	597,351	321,031
Buildings [member]
Property, plant and equipment	2,135,201	2,169,731	2,182,643
Buildings [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	3,926,157	3,825,259
Buildings [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	(1,790,956)	(1,655,528)
Plant and equipment [member]
Property, plant and equipment	3,112,755	3,256,348	3,346,675
Plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	6,410,561	6,128,494
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	(3,297,806)	(2,872,146)
Information technology equipment [member]
Property, plant and equipment	22,665	24,154	26,210
Information technology equipment [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	82,765	76,421
Information technology equipment [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	(60,100)	(52,267)
Fixtures and fittings [member]
Property, plant and equipment	12,297	9,880	11,860
Fixtures and fittings [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	40,388	33,613
Fixtures and fittings [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	(28,091)	(23,733)
Motor vehicles [member]
Property, plant and equipment	15,959	16,858	16,721
Motor vehicles [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	49,756	48,534
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	(33,797)	(31,676)
Other property, plant and equipment [member]
Property, plant and equipment	129,761	130,043	$ 109,130
Other property, plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	159,720	153,838
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	$ (29,959)	$ (23,795)